TAX ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 335	$ 85
Accumulated tax loss carryforward	$ 1,455
Israel [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate	23.00%
Net operating losses	$ 2,309